Profit-Sharing Plan	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Postemployment Benefits [Abstract]
Profit-Sharing Plan

15. Profit-Sharing Plan

The Company participates in a multiple employer 401(k) profit sharing plan (the Plan). All employees are eligible to participate, beginning with the first day of the month coincident with or immediately following the completion of one year of service and having reached the age of 21. In addition to employee contributions, the Company may contribute discretionary amounts for eligible participants. Contribution rates for participating employees must be equal. The Company contributed $0.5 million and $0 to the Plan for the three months ended March 31, 2015 and 2014, respectively and $1.8 million and $1.2 million for the six months ended March 31, 2015 and 2014, respectively.

18. Profit-Sharing Plan

The Company participates in a multiple employer 401(k) profit sharing plan (the Plan). All employees are eligible to participate, beginning with the first day of the month coincident with or immediately following the completion of one year of service and having reached the age of 21. In addition to employee contributions, the Company may contribute discretionary amounts for eligible participants. Contribution rates for participating employers must be equal. The Company contributed $3.60 million, $4.48 million and $4.13 million to the Plan for the years ended September 30, 2014, 2013 and 2012, respectively.